REVEST                                           Ebright Investments, Inc.
VALUE FUND                                       Investment Adviser
                                                 511 Congress Street, 9th Floor
                                                 Portland, ME 04101-3428

                                                 (207) 774-7455 . (800) 277-5573
                                                 Fax (207) 772-7370


March 7, 2000

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  The Winter Harbor Fund (the "Trust")
     File No. 333-35677 and 811-8355

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Winter Harbor Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 2) has been filed electronically.

Very truly yours,

/s/ Wade Bridge
Wade Bridge
Assistant Secretary